Equity Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Groop Internet Platform Inc [Member]
Equity Incentive Plan
NOTE 7:-	EQUITY INCENTIVE PLAN
The Company adopted the Groop Internet Platform Inc. 2014 Global Share Incentive Plan (the “Option Plan”) pursuant to which incentive and nonqualified stock options and stock purchase rights to purchase the Company’s common stock may be granted to officers, employees, directors, consultants and service providers. As of March 31, 2021, 201,427 common shares are reserved for issuance under the Option Plan, as amended. The Option Plan is administered by the Company’s board of directors (the “Plan Administrator”). The Plan Administrator determines the exercise price and vesting schedules for stock options granted under the Option Plan on the date of grant. Stock option grants generally vest over a four-year period and generally have contractual terms of ten years.

A summary of the Company’s stock option activity to employees, directors and service providers and related information is as follows:

	Three months ended March 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at the beginning of the period	18,097,815	0.80	6.76	134,094
Granted	743,156	8.21
Exercised	(603,914)	1.32
Forfeited	(45,537)	1.33

Outstanding at the end of the period	18,191,520	1.08	6.57	178,736

Exercisable at the end of the period	11,847,077	0.56	5.40	122,569

The weighted average grant date fair value of stock options granted to employees during the periods ended March 31, 2021 and 2020 was $7 and $0.73 per share, respectively.
The following table sets forth the total stock-based compensation expense included in the respective components of operating expenses in the consolidated statements of comprehensive loss:

	Three months ended March 31,
	2021	2020
Research and development	$172	$29
Clinical Operations	71	4
Sales and Marketing	877	165
General and administrative	393	203

Total stock-based compensation expense	$1,513	$401

As of March 31, 2021, there was $12,545 of total unrecognized compensation cost related to non-vested
options that are expected to be recognized over a period of up to 4 years.
Warrants to financial institutions
As of March 31, 2021, there were 60,000 outstanding warrants to purchase the Company’s common stock for a price of $0.44 per share. These warrants were issued in 2017 and will expire in 2027.
As of March 31, 2021, there were 50,881 outstanding warrants to purchase the Company’s preferred D stock for a price of $2.75 per share. These warrants were issued in 2019 and will expire in 2029. The Company accounted for these warrants as a liability at fair value. The fair value of the warrants as of March 31, 2021 amounted to $609.
For warrant issued in respect of the Credit Agreement, refer to Note 4.

NOTE 8:	EQUITY INCENTIVE PLAN
The Company adopted the Groop Internet Platform Inc. 2014 Global Share Incentive Plan (the “Option Plan”) pursuant to which incentive and nonqualified stock options and stock purchase rights to purchase the Company’s common stock may be granted to officers, employees, directors, consultants and service providers. As of December 31, 2020, 889,046 common shares are reserved for issuance under the Option Plan, as amended. The Option Plan is administered by the Company’s board of directors (the “Plan Administrator”). The Plan Administrator determines the exercise price and vesting schedules for stock options granted under the Option Plan on the date of grant. Stock option grants generally vest over a four-year period and generally have contractual terms of ten years.
A summary of the Company’s stock option activity to employees, directors and service providers and related information is as follows:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at beginning of year	13,841,065	0.61	7.37	10,655
Granted	5,152,687	1.37
Exercised	(167,315)	0.56
Forfeited	(728,622)	1.22

Outstanding at end of year	18,097,815	0.80	6.76	134,094

Exercisable at end of year	11,161,876	0.52	5.51	85,856

The weighted-average grant-date fair value of stock options granted to employees during the years ended December 31, 2020 and 2019, was $1.92 and $0.78 per share, respectively.
The following table sets forth the total stock-based compensation expense included in the respective components of operating expenses in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2020	2019
Research and development	$229	$768
Clinical Operations	102	401
Sales and Marketing	1,568	182
General and administrative	1,078	2,053

Total stock-based compensation expense	$2,977	$3,404

As of December 31, 2020, there was $9,337 of total unrecognized compensation cost related to non-vested
options that are expected to be recognized over a period of up to 4 years.
Warrants to financial institutions
As of December 31, 2020, there were 60,000 outstanding warrants to purchase the Company’s common stock for a price of $0.44 per share. These warrants were issued in 2017 and will expire in 2027.
As of December 31, 2020, there were 50,881 outstanding warrants to purchase the Company’s preferred D stock for a price of $2.75 per share. These warrants were issued in 2019 and will expire in 2029. The Company accounted for the warrants as a liability at fair value. The fair value of the warrants as of December 31, 2020 amounted to $444.